Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 credit_facility	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) credit_facility vessel
Debt Instrument [Line Items]
Reduction in 2020		$ 297.1
Reduction in 2021		377.7
Number of vessels			16		2	15
Subsequent Event
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 48.8
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility				1		1
Borrowings provided under revolving credit facilities		350.0				$ 350.0
Undrawn amount of revolving credit facilities		$ 215.0				$ 185.0
Basis spread on variable rate (as a percent)		1.45%
Unsecured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		4.90%